UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

THOMSON HORSTMANN & BRYANT

THB Asset Management Microcap Fund

Annual Report	OCTOBER 31, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-842-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-842-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Thomson Horstmann & Bryant, Inc. Funds if you invest directly with the Funds.

Investment Adviser:

Thomson Horstmann & Bryant, Inc.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec. gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020 (Unaudited)

Dear Shareholders:

We are pleased to send you the Annual Report for the THB Asset Management Microcap Fund (the “Fund”) for the twelve-month period ended October 31, 2020, which contains information on holdings of the Fund along with financial highlights and a Statement of Operations. The Fund’s Institutional Class Shares returned 4.68% for the twelve-month period ended October 31, 2020, outperforming the Russell Microcap Index (the “Index”) by 153 basis points.

Positive contribution to the Fund’s outperformance over the past year came largely under-allocation to Financials (+5.0%), over-allocation to Consumer Discretionary (+3.8%) and stock selection in Energy (+3.9%). The biggest detractors to Fund performance were stock selection in Health Care (-5.3%), under-allocation to Health Care (-4.2%) and selection in Consumer Discretionary (-2.0%).

Covid-19 has had a sizeable impact on the US Economy and markets. The virus has elements of prior business recessions/recoveries, combined with unique elements all creating changes which are happening much faster than any prior cycles. The velocity of change is creating enormous opportunities within the share markets. Prior cycle playbooks have largely been rendered useless by the unique nature of Covid-19 and how it is reshaping our economy.

Economic data has continued to improve and by most measures we are experiencing a V Shaped recovery. Of course, there will be companies and industries which do not participate in the recovery. While unfortunate, there have always been companies and sectors which fall behind during historical economic expansions. Structural advantages, secular changes and rapid decision making allows a certain cohort of companies to outperform their peers. This is a natural part of the Darwinian nature of capitalism and over longer periods of time, is beneficial to the economy as a whole. The COVID experience has also created a subset of companies which will perform relatively better than others and we remain focused on finding those companies and adding them to our strategy.

Many of the attributes (including some which of course do not appear positive) which make this country a magnet and center for entrepreneurialism and capitalism have been on display. Covid-19, politics and protests have grabbed the headlines, but if you dig a little deeper you will see what is happening beneath the surface. Companies are adapting, new businesses are forming, and technology is being developed and applied in ways we could not think of just a few years ago. We have mentioned this before, and it remains even more applicable today. Macro events of differing forms will continue to blow through our economy, different political parties will run government and various natural disasters will cause concern, but the backdrop of ingenuity and creativity of the women and men running American businesses will remain constant.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020 (Unaudited)

We appreciate your continued trust and partnership.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

There are risks involved with investing, including possible loss of principal. There are specific risks inherent in small cap investing such as greater share prices volatility as compared to other funds that invest in stocks of companies with larger, potentially more stable, market capitalizations. There can be no assurance that the fund will achieve its stated objective.

Definitions

Russell Microcap Index is a capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks.

Alpha — A measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020 (Unaudited)

Comparison of Change in the Value of a $100,000 Investment in the THB Asset Management Microcap Fund, Institutional Class Shares, versus Russell Microcap® Index

* Commenced operations on March 30, 2012.

(1) If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

(2) The graph is based on Institutional Class Shares only; performance for Investor Class Shares would have been lower due to difference in fee structures.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

SECTOR WEIGHTINGS (UNAUDITED) †

  †    Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.3%

	Shares	Value
COMMUNICATION SERVICES — 1.5%
Cardlytics *	9,931	$733,106

CONSUMER DISCRETIONARY — 21.3%
America’s Car-Mart *	8,060	697,351
Aspen Group *	33,090	310,384
Bassett Furniture Industries	25,990	383,612
BJ’s Restaurants	40,614	1,145,721
Boot Barn Holdings *	28,520	913,210
Century Communities *	22,470	872,735
Cheesecake Factory	30,560	908,243
Chuy’s Holdings *	14,844	311,576
Del Taco Restaurants *	68,806	510,197
Guess?	78,882	929,230
Jack in the Box	1,800	144,108
Johnson Outdoors, Cl A	5,446	475,599
M/I Homes *	19,475	796,917
Noodles, Cl A *	49,829	321,895
Sleep Number *	15,760	998,554
Sonos *	46,628	680,769
Universal Technical Institute *	86,130	395,337

		10,795,438

ENERGY — 4.2%
Frank’s International *	121,658	212,901
Natural Gas Services Group *	16,698	145,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

COMMON STOCK — continued

	Shares	Value
ENERGY — (continued)
Renewable Energy Group *	22,859	$1,289,248
REX American Resources *	3,486	253,397
RPC *	102,650	244,307

		2,145,126

FINANCIALS — 6.4%
Baycom *	28,656	318,081
First Bancshares	7,947	189,456
First Busey	59,921	1,077,979
Heritage Financial	26,405	553,449
Old Second Bancorp	76,292	652,297
Randolph Bancorp *	29,203	432,205

		3,223,467

HEALTH CARE — 17.7%
Addus HomeCare *	5,701	556,247
Amneal Pharmaceuticals *	150,758	627,153
ANI Pharmaceuticals *	5,073	129,311
Apollo Medical Holdings *	14,606	252,099
Atrion	644	387,141
BioLife Solutions *	34,164	980,848
Cardiovascular Systems *	11,375	405,519
CareDx *	2,130	104,477
Coherus Biosciences *	18,090	301,560
CryoLife *	16,205	271,596
HealthStream *	4,383	80,209
Joint *	46,857	878,100
Lannett *	15,460	99,408
Lantheus Holdings *	25,401	275,855
LeMaitre Vascular	24,226	786,860
Ligand Pharmaceuticals *	2,914	240,259
Meridian Bioscience *	17,010	291,722
Mesa Laboratories	1,623	424,268
Orthofix Medical *	17,436	545,049
Pacira BioSciences *	2,550	133,365
Pro-Dex *	10,616	372,091
Providence Service *	4,722	555,071
Retractable Technologies *	34,800	255,432

		8,953,640

INDUSTRIALS — 24.3%
Allied Motion Technologies	15,068	569,269
Altra Industrial Motion	12,660	541,342
Ameresco, Cl A *	12,195	468,166
CIRCOR International *	18,140	506,106
Echo Global Logistics *	9,690	261,339

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — (continued)
Forward Air	4,780	$300,997
Graham	45,014	594,185
Greenbrier	25,470	687,181
Harsco *	46,470	599,463
Hyster-Yale Materials Handling	17,840	756,416
ICF International	2,600	170,014
IES Holdings *	10,300	328,776
Insteel Industries	15,575	338,912
Kadant	2,979	342,942
MYR Group *	4,851	207,381
NN	78,450	420,492
Northwest Pipe *	17,920	480,256
Orion Energy Systems *	62,890	403,754
Orion Group Holdings *	140,893	459,311
Preformed Line Products	7,970	438,589
SkyWest	18,160	527,185
TPI Composites *	35,825	1,186,524
Transcat *	22,151	684,687
Ultralife *	56,769	292,928
US Xpress Enterprises, Cl A *	69,940	504,267
Willdan Group *	10,060	263,270

		12,333,752

INFORMATION TECHNOLOGY — 20.4%
Ambarella *	9,770	534,126
Axcelis Technologies *	11,896	262,545
Digital Turbine *	13,090	375,159
ePlus *	14,366	969,849
Ichor Holdings *	27,820	647,093
Luna Innovations *	40,100	253,031
Methode Electronics	4,829	148,588
Napco Security Technologies *	24,490	590,699
NVE	1,671	77,083
Onto Innovation *	16,748	537,109
PAR Technology *	40,576	1,500,095
Perficient *	32,930	1,289,539
Ping Identity Holding *	21,480	594,781
Ultra Clean Holdings *	36,963	786,942
Upland Software *	26,790	1,117,679
Verra Mobility, Cl A *	13,180	126,660
Vishay Precision Group *	12,394	296,092
Zix *	40,701	249,497

		10,356,567

MATERIALS — 3.1%
Koppers Holdings *	30,357	680,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

COMMON STOCK — continued

	Shares	Value
MATERIALS — (continued)
UFP Technologies *	2,861	$106,029
US Concrete *	22,720	771,571

		1,558,507

REAL ESTATE — 0.4%
Gladstone Land (A)	8,970	124,414
Postal Realty Trust, Cl A (A)	7,310	101,463

		225,877

TOTAL COMMON STOCK (Cost $41,134,577)		50,325,480

SHORT-TERM INVESTMENT — 1.0%

SEI Daily Income Trust Government Fund, Cl F, 0.01% (B) (Cost $514,574)	514,574	514,574

TOTAL INVESTMENTS — 100.3% (Cost $41,649,151)		$50,840,054

Percentages are based on Net Assets of $50,699,309.

*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of October 31, 2020.

Cl — Class

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $41,649,151)	$50,840,054
Dividend Receivable	3,153
Receivable for Capital Shares Sold	2,000
Prepaid Expenses	12,453

Total Assets	50,857,660

Liabilities:
Payable for Capital Shares Redeemed	44,784
Audit Fees Payable	23,330
Payable due to Investment Adviser	23,164
Transfer Agent Fees Payable	17,012
Printing Fees Payable	15,799
Payable due to Administrator	11,890
Legal Fees Payable	8,605
Payable due to Trustees	5,664
Chief Compliance Officer Fees Payable	2,155
Payable due to Shareholder Servicing Agent (Investor Class Shares)	707
Distribution Fees Payable (Investor Class Shares)	511
Other Accrued Expenses and Other Payables	4,730

Total Liabilities	158,351

Net Assets	$50,699,309

NET ASSETS CONSIST OF:

Paid-in-Capital	$45,360,452
Total Distributable Earnings	5,338,857

Net Assets	$50,699,309

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value)
($50,205,783 ÷ 3,099,587 shares)	$16.20

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value)
($493,526 ÷ 31,745 shares)	$15.55

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND FOR THE YEAR ENDED OCTOBER 31, 2020

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$311,556

Total Investment Income	311,556

Expenses:
Investment Advisory Fees	702,223
Administration Fees	140,383
Trustees’ Fees	21,977
Chief Compliance Officer Fees	6,916
Distribution Fees (Investor Class Shares)	1,252
Shareholder Servicing Fees (Investor Class Shares)	1,002
Transfer Agent Fees	105,840
Registration and Filing Fees	34,664
Legal Fees	31,000
Audit Fees	23,586
Printing Fees	20,161
Custodian Fees	6,969
Other Expenses	17,196

Total Expenses	1,113,169

Less:
Waiver of Investment Advisory Fees	(408,310)
Fees Paid Indirectly — Note 4	(370)

Net Expenses	704,489

Net Investment Loss	(392,933)

Net Realized Loss on Investments	(3,263,855)

Net Change in Unrealized Appreciation on Investments	1,847,616

Net Realized and Net Change in Unrealized Loss on Investments	(1,416,239)

Net Decrease in Net Assets Resulting from Operations	$(1,809,172)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Loss	$(392,933)	$(391,005)
Net Realized Gain (Loss) on Investments	(3,263,855)	375,114
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,847,616	(2,768,692)

Net Decrease in Net Assets Resulting From
Operations	(1,809,172)	(2,784,583)

Distributions:
Institutional Class Shares	(416,900)	(2,674,969)
Investor Class Shares	(3,686)	(29,519)

Total Distributions	(420,586)	(2,704,488)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	6,642,285	8,406,661
Reinvestment of Distributions	360,153	2,192,572
Redeemed	(27,957,935)	(20,937,073)

Net Institutional Class Share Transactions	(20,955,497)	(10,337,840)

Investor Class Shares
Issued	91,622	98,490
Reinvestment of Distributions	3,631	29,172
Redeemed	(240,385)	(470,825)

Net Investor Class Share Transactions	(145,132)	(343,163)

Net Decrease in Net Assets From Capital Share
Transactions	(21,100,629)	(10,681,003)

Total Decrease in Net Assets	(23,330,387)	(16,170,074)

Net Assets:
Beginning of Year	74,029,696	90,199,770

End of Year	$50,699,309	$74,029,696

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Institutional Class Shares

	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Year	$15.56	$16.58	$18.59	$13.75	$12.52

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.10)	(0.08)	(0.10)	(0.08)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.83^	(0.44)	0.24	4.92	1.29

Total from Investment Operations	0.73	(0.52)	0.14	4.84	1.23

Dividends and Distributions: Capital Gains	(0.09)	(0.50)	(2.15)	—	—

Total Dividends and Distributions	(0.09)	(0.50)	(2.15)	—	—

Net Asset Value, End of Year	$16.20	$15.56	$16.58	$18.59	$13.75

Total Return†	4.68%	(2.86)%	0.73%	35.20%	9.82%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$50,206	$73,403	$89,159	$81,076	$57,320
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.98%	1.75%	1.70%	1.78%	2.00%
Ratio of Net Investment Loss to Average Net Assets	(0.70)%	(0.48)%	(0.55)%	(0.48)%	(0.50)%
Portfolio Turnover Rate	62%	31%	35%	58%	65%

Amounts designated as “—” are either not applicable, $ 0 or have been rounded to $ 0.

*	Per share calculations were performed using average shares for the period.

^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Investor Class Shares
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Year	$15.00	$16.08	$18.14	$13.49	$12.35

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.17)	(0.14)	(0.15)	(0.16)	(0.12)
Net Realized and Unrealized Gain (Loss)	0.81^	(0.44)	0.24	4.81	1.25

Total from Investment Operations	0.64	(0.58)	0.09	4.65	1.13

Redemption Fees	0.00	0.00	0.00	0.00	0.01

Dividends and Distributions:
Capital Gains	(0.09)	(0.50)	(2.15)	—	—

Total Dividends and Distributions	(0.09)	(0.50)	(2.15)	—	—

Net Asset Value, End of Year	$15.55	$15.00	$16.08	$18.14	$13.49

Total Return†	4.25%	(3.34)%	0.45%	34.47%	9.23%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$493	$627	$1,041	$679	$662
Ratio of Expenses to Average Net Assets	1.70%	1.70%	1.55%	1.75%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.45%	2.20%	2.00%	2.29%	2.51%
Ratio of Net Investment Loss to Average Net Assets	(1.17)%	(0.92)%	(0.86)%	(0.97)%	(0.99)%
Portfolio Turnover Rate	62%	31%	35%	58%	65%

Amounts designated as “—” are either not applicable, $ 0 or have been rounded to $ 0.

*	Per share calculations were performed using average shares for the period.

^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the THB Asset Management Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2020, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the year ended October 31, 2020, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the year ended October 31, 2020 and the year ended October 31, 2019, the Fund retained no redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2020, the Fund paid $140,383 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the year ended October 31, 2020, the Fund’s Investor Class Shares incurred $1,002 of shareholder servicing fees, an effective rate of 0.20%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fees for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the year ended October 31, 2020, the Fund’s Investor Class Shares incurred $1,252 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2020, the Fund earned cash management credits of $370, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, shareholder servicing fees, distribution fees, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, until March 29, 2021. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (less excluded expenses) and 1.25% for the Institutional Class Shares and Investor Class Shares, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2021. As of October 31, 2020, the fees which were previously waived and/or reimbursed by the Adviser and may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $387,160 expiring in 2021, $400,251 expiring in 2022 and $408,310 expiring in 2023. During the year ended October 31, 2020, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Year Ended October 31, 2020	Year Ended October 31, 2019
Share Transactions:

Institutional Class Shares

Issued	465,180	534,552

Reinvested	21,907	152,262

Redeemed	(2,104,868)	(1,347,375)

Net Institutional Class Share Transactions	(1,617,781)	(660,561)

Investor Class Shares

Issued	7,247	6,433

Reinvested	229	2,093

Redeemed	(17,501)	(31,496)

Net Investor Class Share Transactions	(10,025)	(22,970)

7. Investment Transactions:

For the year ended October 31, 2020, the Fund made purchases of $34,862,317 and sales of $57,005,733 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distributions on REITs. The permanent differences that are credited or charged to Paid in Capital and Distributable Earnings as of October 31, 2020 is primarily related to net operating losses and reclassification of distributions:

Distributable Earnings/ (Accumulated Losses)	Paid-in Capital
$621,855	$(621,855)

These reclassifications had no impact on the net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2020 and October 31, 2019 were follows:

	Ordinary Income	Long-Term Capital Gain	Total
2020	$-	$420,586	$420,586
2019	475,113	2,229,375	2,704,488

As of October 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards – Long-Term	$(2,988,392)
Late-Year Loss Deferral	(330,637)
Other Temporary Differences	3
Unrealized Appreciation	8,657,883

Total Distributable Earnings	$5,338,857

Deferred Late-Year Losses represent Ordinary Losses realized on Investment transactions from January 1, 2020 through fiscal year end. The Fund elects to defer the Late-Year Loss and treat it as having arisen in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 42,182,171	$ 12,974,026	$ (4,316,143)	$ 8,657,883

9. Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Value Stock Risk – Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Growth Stock Risk – Growth investing focuses on companies that, in the Adviser’s opinion, have the potential for growth in revenues and earnings. If the Adviser’s assessment of a company’s aptitude for growth is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

Sector Focus Risk – Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Management Risk – The Adviser’s investment strategy may fail to produce the intended result.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Other:

At October 31, 2020, 80% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 68% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.

12. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

THB Asset Management Microcap Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of THB Asset Management Microcap Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) including the schedule of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Thomson Horstmann & Bryant, Inc. investment companies since 2012.

Philadelphia, Pennsylvania

December 29, 2020

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,274.60	1.25%	$7.15
Investor Class	1,000.00	1,271.50	1.70	9.71
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018,85	1.25%	$6.34
Investor Class	1,000.00	1,016.59	1.70	8.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES [3,4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES [4]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

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be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-842-3863. The following chart lists Trustees and Officers as of October 31, 2020.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund and SEI Global Assets Fund.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Director of The Korea Fund, Inc. to 2019.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 43 funds in The Advisors’ Inner Circle Fund.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)[3]

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

George J. Sullivan, Jr. (Born: 1942)	Trustee (since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 43 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

None.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND OCTOBER 31, 2020

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2020, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2020, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Dedication(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and it is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions. Interest related dividends are exempt from U.S withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2020. Complete information will be computed and reported with your 2020 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND OCTOBER 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 19, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that (i) the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the recent period of market volatility, and (ii) the Board held a call with the Trust’s officers on March 25, 2020 where the officers discussed the operations and effectiveness of the Program during the then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting.    The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THB Asset Management Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-AR-001-0900

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$10,000	None	$88,304	$6,000	None	$57,000
(d)	All Other Fees	None	None	$376,378	None	None	$97,500

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020				2019
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$766,250		None	None	$608,176		None	None
(b)	Audit-Related Fees	None		None	None	None		None	None
(c)	Tax Fees	$970	(4)	None	None	$11,559	(3)	None	None
(d)	All Other Fees	None		None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$69,500	None	None	$68,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(5)	$24,150	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$95,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio or affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(5)	Review and signing of federal and state income tax returns.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2020	2019
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $464,682 and $160,500 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $970 and $11,559 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $24,150 and $0 for 2020 and 2019, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2020 and 2019, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2021

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 8, 2021

*	Print the name and title of each signing officer under his or her signature.